Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
December 31, 2024
FBF-Y20-NPRT3-0325
1.9892466.106
Bond Funds - 50.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,532,799	43,786,834
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	8,115,060	59,807,990
Fidelity Series Corporate Bond Fund (b)	5,049,870	46,408,309
Fidelity Series Emerging Markets Debt Fund (b)	550,939	4,352,417
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	148,841	1,272,591
Fidelity Series Floating Rate High Income Fund (b)	87,939	791,448
Fidelity Series Government Bond Index Fund (b)	8,185,900	73,754,959
Fidelity Series High Income Fund (b)	526,884	4,536,471
Fidelity Series International Developed Markets Bond Index Fund (b)	4,806,286	41,718,566
Fidelity Series Investment Grade Bond Fund (b)	7,160,449	70,745,235
Fidelity Series Investment Grade Securitized Fund (b)	5,095,870	44,741,738
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,936,881	26,214,838
Fidelity Series Real Estate Income Fund (b)	85,375	838,377
TOTAL BOND FUNDS (Cost $474,310,285)		418,969,773

Domestic Equity Funds - 26.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	2,532,995	50,254,625
Fidelity Series Commodity Strategy Fund (b)	19,373	1,669,201
Fidelity Series Large Cap Growth Index Fund (b)	1,281,030	32,538,155
Fidelity Series Large Cap Stock Fund (b)	1,287,669	29,552,005
Fidelity Series Large Cap Value Index Fund (b)	3,789,806	61,811,734
Fidelity Series Small Cap Core Fund (b)	1,320,154	16,119,082
Fidelity Series Small Cap Opportunities Fund (b)	466,372	6,823,027
Fidelity Series Value Discovery Fund (b)	1,399,235	21,688,144
TOTAL DOMESTIC EQUITY FUNDS (Cost $155,751,269)		220,455,973

International Equity Funds - 20.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	756,432	11,860,854
Fidelity Series Emerging Markets Fund (b)	1,335,315	11,590,535
Fidelity Series Emerging Markets Opportunities Fund (b)	2,536,145	46,462,182
Fidelity Series International Growth Fund (b)	1,537,330	26,795,667
Fidelity Series International Index Fund (b)	869,410	10,302,511
Fidelity Series International Small Cap Fund (b)	702,775	11,384,959
Fidelity Series International Value Fund (b)	2,262,285	26,966,440
Fidelity Series Overseas Fund (b)	2,001,287	26,897,294
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $148,008,732)		172,260,442

Short-Term Funds - 1.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	258,598	2,580,807
Fidelity Series Treasury Bill Index Fund (b)	1,317,122	13,105,363
TOTAL SHORT-TERM FUNDS (Cost $15,646,706)		15,686,170

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	4.52 to 4.55	110,000	110,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,020,000	1,017,474
US Treasury Bills 0% 1/30/2025 (d)	4.45 to 4.51	930,000	926,940
US Treasury Bills 0% 1/9/2025 (d)	4.58	100,000	99,918
US Treasury Bills 0% 2/6/2025 (d)	4.47	20,000	19,918
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,173,695)			2,174,250

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	848,324	848,494
Fidelity Series Government Money Market Fund (b)(f)	4.58	4,720,800	4,720,800
TOTAL MONEY MARKET FUNDS (Cost $5,569,294)			5,569,294

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $801,459,981)	835,115,902
NET OTHER ASSETS (LIABILITIES) - 0.0%	399,272
NET ASSETS - 100.0%	835,515,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	60	Mar 2025	6,802,500	(225,448)	(225,448)
ICE MSCI Emerging Markets Index Contracts (United States)	195	Mar 2025	10,469,550	(349,566)	(349,566)

TOTAL EQUITY CONTRACTS					(575,014)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	208	Mar 2025	22,620,000	(205,501)	(205,501)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	36	Mar 2025	3,826,969	(14,955)	(14,955)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	67	Mar 2025	7,627,531	(186,585)	(186,585)

TOTAL INTEREST RATE CONTRACTS					(407,041)

TOTAL PURCHASED					(982,055)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	51	Mar 2025	15,136,163	491,392	491,392

TOTAL FUTURES CONTRACTS					(490,663)
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,063,252.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	958,674	16,245,234	16,355,404	40,463	(10)	-	848,494	848,324	0.0%
Total	958,674	16,245,234	16,355,404	40,463	(10)	-	848,494	848,324

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	27,881,393	20,562,975	4,868,938	1,076,477	(7,410)	218,814	43,786,834	4,532,799
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	57,276,949	13,952,433	9,410,521	2,056,031	(157,938)	(1,852,933)	59,807,990	8,115,060
Fidelity Series Blue Chip Growth Fund	44,137,815	16,172,126	15,065,541	4,294,724	940,415	4,069,810	50,254,625	2,532,995
Fidelity Series Canada Fund	11,124,021	3,156,250	2,689,536	350,017	16,354	253,765	11,860,854	756,432
Fidelity Series Commodity Strategy Fund	4,813,932	2,557,112	5,415,965	192,612	(2,759,954)	2,474,076	1,669,201	19,373
Fidelity Series Corporate Bond Fund	43,612,327	10,698,061	7,639,299	1,537,286	(174,497)	(88,283)	46,408,309	5,049,870
Fidelity Series Emerging Markets Debt Fund	3,929,389	1,022,792	610,644	175,406	(979)	11,859	4,352,417	550,939
Fidelity Series Emerging Markets Debt Local Currency Fund	1,221,794	274,225	155,484	58,479	(4,720)	(63,224)	1,272,591	148,841
Fidelity Series Emerging Markets Fund	12,697,718	2,874,198	3,872,719	320,472	(164,685)	56,023	11,590,535	1,335,315
Fidelity Series Emerging Markets Opportunities Fund	50,965,903	10,888,601	16,740,454	948,828	(254,470)	1,602,602	46,462,182	2,536,145
Fidelity Series Floating Rate High Income Fund	701,001	205,172	111,025	51,102	(15)	(3,685)	791,448	87,939
Fidelity Series Government Bond Index Fund	63,890,168	19,892,436	9,213,189	1,778,268	(37,111)	(777,345)	73,754,959	8,185,900
Fidelity Series Government Money Market Fund	3,815,765	2,043,654	1,138,619	169,165	-	-	4,720,800	4,720,800
Fidelity Series High Income Fund	3,915,697	1,209,878	655,795	213,844	(5,104)	71,795	4,536,471	526,884
Fidelity Series International Developed Markets Bond Index Fund	29,583,931	17,015,422	4,492,189	1,287,560	(15,385)	(373,213)	41,718,566	4,806,286
Fidelity Series International Growth Fund	27,908,535	8,052,391	7,376,176	1,097,777	37,030	(1,826,113)	26,795,667	1,537,330
Fidelity Series International Index Fund	10,566,175	2,544,309	2,258,663	300,165	(18,375)	(530,935)	10,302,511	869,410
Fidelity Series International Small Cap Fund	11,396,277	3,304,291	2,420,859	1,072,340	(9,376)	(885,374)	11,384,959	702,775
Fidelity Series International Value Fund	28,042,558	7,247,769	6,796,169	1,202,607	186,971	(1,714,689)	26,966,440	2,262,285
Fidelity Series Investment Grade Bond Fund	64,303,178	16,771,085	9,669,390	2,244,345	(26,183)	(633,455)	70,745,235	7,160,449
Fidelity Series Investment Grade Securitized Fund	42,323,581	10,190,644	7,312,436	1,529,791	(145,108)	(314,943)	44,741,738	5,095,870
Fidelity Series Large Cap Growth Index Fund	27,957,248	7,882,585	8,783,319	185,410	772,326	4,709,315	32,538,155	1,281,030
Fidelity Series Large Cap Stock Fund	29,626,303	8,382,477	10,061,536	2,189,610	1,534,191	70,570	29,552,005	1,287,669
Fidelity Series Large Cap Value Index Fund	52,954,671	21,796,889	14,053,607	1,796,029	306,209	807,572	61,811,734	3,789,806
Fidelity Series Long-Term Treasury Bond Index Fund	30,601,144	6,684,313	9,351,893	735,267	(2,342,472)	623,746	26,214,838	4,936,881
Fidelity Series Overseas Fund	27,974,305	6,844,132	6,613,953	591,775	52,103	(1,359,293)	26,897,294	2,001,287
Fidelity Series Real Estate Income Fund	743,682	196,029	111,054	41,932	1,222	8,498	838,377	85,375
Fidelity Series Short-Term Credit Fund	2,266,697	798,863	513,383	76,597	412	28,218	2,580,807	258,598
Fidelity Series Small Cap Core Fund	490,567	17,444,019	2,274,374	166,512	53,067	405,803	16,119,082	1,320,154
Fidelity Series Small Cap Opportunities Fund	13,102,980	2,298,833	8,278,601	676,201	789,933	(1,090,118)	6,823,027	466,372
Fidelity Series Treasury Bill Index Fund	12,464,359	5,491,200	4,871,984	434,173	(8,686)	30,474	13,105,363	1,317,122
Fidelity Series Value Discovery Fund	19,561,729	8,105,944	5,556,437	847,619	144,262	(567,354)	21,688,144	1,399,235
	761,851,792	256,561,108	188,383,752	29,698,421	(1,297,973)	3,361,983	832,093,158	79,677,226

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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